SCHEDULE OF INVENTORIES (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 1,293,276	$ 555,321
Finished goods	1,000,749	1,189,131
Inventory valuation allowance	(150,640)	(147,960)
Total inventory, net	$ 2,143,385	$ 1,596,492